Income Taxes (Components of Income Before Income Taxes and Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income before income taxes:
Domestic	¥ 96,497	¥ 62,214	¥ 93,353
Foreign	49,086	59,648	52,915
Income before income taxes	145,583	121,862	146,268
Current income taxes:
Domestic	36,363	29,924	32,761
Foreign	12,824	16,380	8,139
Total current income taxes	49,187	46,304	40,900
Deferred income taxes:
Domestic	(23,256)	(42,237)	3,368
Foreign	5,461	(7,508)	6,986
Total deferred income taxes	(17,795)	(49,745)	10,354
Total income taxes	¥ 31,392	¥ (3,441)	¥ 51,254